Grandeur Peak Global Reach Fund	Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.36%
Argentina — 0.82%
Globant S.A.(a)	8,498	$1,654,646

Australia — 2.02%
EQT Holdings Ltd	26,829	622,787
Imdex Ltd	383,427	576,029
Johns Lyng Group Ltd	180,059	703,394
Kogan.com Ltd(a)	81,469	241,026
MA Financial Group Ltd	170,524	503,483
Netwealth Group Ltd	30,137	468,372
PeopleIn Ltd	563,706	334,355
Pinnacle Investment Management Group	57,029	615,628
		4,065,074
Belgium — 1.37%
Azelis Group N.V.	21,463	406,813
Melexis NV	12,468	1,087,515
Warehouses De Pauw CVA(a)	14,066	381,243
X-Fab Silicon Foundries S.E.(a)(b)(c)	137,299	878,840
		2,754,411
Brazil — 2.44%
Armac Locacao Logistica E Servicos SA	338,100	524,293
Grupo Mateus SA(a)	527,387	625,721
Hypera S.A.(a)	85,800	435,561
Locaweb Servicos de Internet S(a)(b)(c)	896,968	696,258
Patria Investments Limited(a)	77,699	1,010,865
Raia Drogasil S.A.	87,400	429,157
Track & Field Co SA	214,800	420,447
Vinci Partners Invest Ltd	33,047	372,770
XP, Inc., Class A(a)	23,213	397,174
		4,912,246
Canada — 1.26%
Aritzia Inc(a)	24,379	800,168
Descartes Systems Group, Inc. (The)(a)	4,400	447,463
Docebo Inc(a)	11,900	475,041
Foran Mining Corp(a)	174,349	489,922
Richelieu Hardware, Ltd.(a)	11,094	327,651
		2,540,245
China — 4.34%
Adicon Holdings Ltd(a)	665,500	804,098
Aier Eye Hospital Group Co., Ltd.	201,700	309,269
Angelalign Technology Inc(b)(c)	42,200	289,508
ANTA Sports Products Ltd.	39,200	350,872
Beijing Huafeng Test & Control	52,200	675,019
Centre Testing Int	354,700	566,584
CSPC Pharmaceutical Group	353,220	262,741
Li Ning Company Ltd.	146,600	273,059
Man Wah Holdings Limited(a)	458,900	270,659
ManpowerGroup Greater China Ltd(c)	145,800	89,246
Proya Cosmetics Co Ltd	27,000	342,936
Shanghai Hanbell Precise Machi	122,500	310,572
Shenzhen Mindray Bio-Medical Electronics Co.	16,300	581,017
Silergy Corp	129,700	1,800,177
Suofeiya Home Collection Co., Ltd., CLASS A	144,900	283,760
TK Group Holdings Ltd	1,492,400	355,715
	Shares	Fair Value
COMMON STOCKS — 99.36% (continued)
China — 0.66% (continued)
Yum China Holdings Inc	38,600	$1,165,294
		8,730,526
Colombia — 0.66%
Parex Resources, Inc.(a)	88,357	1,325,246

Finland — 0.30%
Revenio Group Oyj	19,500	606,594

France — 3.04%
Antin Infrastructure Partners	94,558	1,280,643
bioMerieux SA	5,000	527,919
Esker SA	2,396	526,423
Neurones SA	3,652	166,485
Planisware SAS(a)	17,078	515,299
Thermador Groupe	4,977	410,949
Virbac SA	5,569	2,121,121
Wavestone	9,912	576,136
		6,124,975
Germany — 2.49%
Aixtron SE	16,475	384,893
Atoss Software AG	2,836	418,298
Dermapharm Holding SE	23,363	895,446
Elmos Semiconductor AG(a)	8,322	680,615
Mensch und Maschine Software S	10,141	659,961
Nexus AG	15,717	942,971
QIAGEN N.V.(a)	23,273	1,035,416
		5,017,600
Hong Kong — 1.60%
Plover Bay Tech(c)	4,118,000	2,206,932
Techtronic Industries Co Limited(a)	78,500	1,005,323
		3,212,255
India — 3.25%
Bajaj Finance Ltd	4,263	347,412
Cera Sanitaryware Ltd	4,267	456,062
City Union Bank Ltd	201,547	415,474
Five-Star Business(a)	63,101	571,390
Gulf Oil Lubricants India Ltd.	41,110	593,942
Home First Finance Co India Lt(a)	39,980	497,819
IndiaMart InterMesh Ltd(b)(c)	21,336	751,600
Indigo Paints Ltd	24,500	439,001
Ksolves India Ltd	30,684	396,664
LT Foods Ltd	173,979	610,025
PB Fintech Ltd(a)	20,373	354,457
SJS Enterprises Ltd(a)	106,247	1,105,673
		6,539,519
Indonesia — 2.00%
Ace Hardware Indonesia Tbk P.T.	33,911,700	1,669,251
Arwana Citramulia Tbk P.T.	11,519,400	499,457
Avia Avian Tbk PT	9,281,600	275,137
Bank BTPN Syariah Tbk PT	4,558,400	319,593
Selamat Sempurna Tbk PT	6,110,600	774,160
Ultrajaya Milk Industry & Trad	4,006,000	485,352
		4,022,950

Grandeur Peak Global Reach Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 99.36% (continued)
Ireland — 0.50%
ICON plc(a)	1,000	$328,440
Uniphar PLC(a)	239,197	675,401
		1,003,841
Israel — 0.91%
CyberArk Software Ltd.(a)	2,535	649,923
Monday.com Ltd(a)	2,405	552,693
Wix.com Ltd.(a)	3,991	622,297
		1,824,913
Italy — 1.52%
Diasorin SPA(a)	4,483	489,230
Interpump Group SpA	9,386	407,276
Recordati SpA(a)	15,169	826,297
Sesa SpA	10,025	1,102,204
Stevanato Group SpA	11,375	235,235
		3,060,242
Japan — 11.84%
Amvis Holdings Inc	33,000	574,586
Atrae Inc(a)	74,300	432,200
Azoom Co Ltd	7,900	328,429
BayCurrent Consulting, Inc.	140,200	4,316,348
Beenos Inc	28,800	489,106
Central Automotive NPV(a)	23,800	786,847
Charm Care Corp KK	30,000	308,477
Comture Corp	59,200	744,273
CrowdWorks Inc(a)	56,200	381,276
Cyber Security Cloud Inc	39,100	569,772
eWeLL Co Ltd(a)	42,500	424,754
F&M Co Ltd	33,400	362,000
FP Partner Inc	39,600	818,427
Gmo Payment Gateway NPV	6,800	389,837
gremz Inc	37,100	596,821
Hennge KK(a)	95,400	678,467
Insource Co Ltd	94,600	554,779
Integral Corp(a)	33,200	904,607
Internet Initiative Japan, Inc.	28,800	487,092
JMDC Inc	38,400	852,335
M&A Research Institute Inc(a)	11,600	233,679
MarkLines Company Ltd.(a)	46,400	926,779
Medley Inc(a)	22,500	614,459
MISUMI Group Inc	25,500	469,305
Monotaro Company, Ltd.	53,200	752,112
Plus Alpha Consulting Company Ltd.	29,200	374,255
Prestige International Inc	135,800	644,787
Rise Consulting Group Inc(a)	70,300	368,955
Seria Co., Ltd.	21,300	498,187
Sun* Inc(a)	100,900	617,593
Synchro Food Co Ltd(a)	144,200	476,493
System Support, Inc.	38,600	508,102
Tokyo Seimitsu Company Limited	4,200	289,535
ULS Group Inc	23,800	783,053
User Local inc	35,000	479,923
Visional Inc(a)	10,200	538,580
	Shares	Fair Value
COMMON STOCKS — 99.36% (continued)
Japan — 11.84% (continued)
WDB coco Co Ltd	11,900	$280,744
		23,856,974
Luxembourg — 0.37%
Eurofins Scientific S.E.	9,100	539,048
Sword Group	5,751	213,204
		752,252
Malaysia — 0.43%
Mr D.I.Y. Group Berhad(b)(c)	1,884,900	861,393

Mexico — 1.25%
Arca Continental COM NPV	39,900	393,151
Corp Inmobiliaria Vesta SAB de	112,600	329,941
Corporativo Fragua SAB de CV(a)	7,400	390,851
Grupo Cementos de Chihuahua, S.A.B. de C.V	46,300	395,350
Grupo Financiero Banorte SAB de CV	31,200	234,309
Regional SAB de cv(a)	106,900	775,035
		2,518,637
Netherlands — 0.69%
ASM International N.V.(a)	661	455,029
CVC Capital Partners PLC(a)	27,510	516,985
Topicus.com, Inc.(a)	4,700	413,809
		1,385,823
New Zealand — 0.32%
NZX Ltd	917,297	641,443

Norway — 0.67%
Bouvet ASA	120,257	698,898
Medistim ASA	4,779	73,111
SmartCraft ASA(a)	205,307	575,890
		1,347,899
Oman — 0.34%
Tethys Oil AB	206,211	688,611

Philippines — 2.23%
Century Pacific Food, Inc.	620,300	367,423
Concepcion Industrial	1,793,920	417,404
Philippine Seven Corp(a)	614,190	1,306,497
Pryce Corp	6,894,800	932,464
Puregold Price Club, Inc.	2,112,800	953,381
Wilcon Depot Inc	1,721,500	516,540
		4,493,709
Poland — 1.36%
Auto Partner SA	132,253	725,681
Dino Polska SA(a)(b)(c)	14,810	1,316,234
Inter Cars SA	5,569	693,385
		2,735,300
Singapore — 0.89%
iFast Corporation	199,200	1,117,835
Riverstone Holdings Ltd.(a)	933,700	667,009
		1,784,844

Grandeur Peak Global Reach Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 99.36% (continued)
South Korea — 1.42%
Coupang Inc(a)	18,454	$382,921
Douzone Bizon Co., Ltd(a)	9,284	418,352
Eo Technics Co Ltd(a)	2,808	365,572
Kinx Inc.	5,510	302,808
Leeno Industrial Inc.(a)	3,407	504,597
Segyung Hitech Co Ltd	45,000	249,898
Solum Co Ltd(a)	15,742	208,893
Tokai Carbon Korea Co Ltd(a)	4,971	416,929
		2,849,970
Spain — 0.26%
Allfunds Group Plc	88,703	533,434

Sweden — 4.02%
AddTech AB	14,233	459,434
Beijer Alma AB	26,524	543,669
Epiroc AB	10,568	177,753
EQT A.B.	26,496	858,221
Fasadgruppen Group AB	50,000	304,941
Knowit AB	31,928	486,719
Nibe Industrier A.B.	114,917	505,140
RVRC Holding AB	85,195	351,867
Sdiptech AB(a)	59,055	1,808,992
Swedencare AB(a)	156,180	675,864
Swedish Logistic(a)	152,320	540,889
Teqnion AB	17,260	323,613
Vimian Group AB(a)	115,800	367,664
Vitec Software Group	13,247	693,216
		8,097,982
Switzerland — 0.24%
Inficon Holding A.G.	318	474,198

Taiwan — 2.29%
Allied Supreme Corp	46,000	567,574
Asia Vital Components Co., Ltd.	17,000	339,828
Chroma Ate Inc	39,000	364,546
Fuzetec Technology Co Ltd	227,519	452,850
Gem Services Inc	166,000	340,352
M3 Technology Inc	114,000	439,762
Sinbon Electronics Co., Limited(a)	56,000	565,043
Sporton International, Inc.(a)	164,868	1,135,574
Voltronic Power Technology(a)	7,247	414,077
		4,619,606
Thailand — 0.28%
Humanica PCL	1,869,000	563,317

United Kingdom — 13.59%
AB Dynamics PLC	29,269	741,140
Advanced Medical Solutions Group plc	277,624	877,846
B & M European Value Retail SA	430,685	2,593,200
CVS Group plc	131,435	1,934,372
Diploma plc	13,359	763,693
dotdigital group plc	396,188	487,348
Elixirr International PLC	201,272	1,513,440
	Shares	Fair Value
COMMON STOCKS — 99.36% (continued)
United Kingdom — 13.59% (continued)
Endava plc - ADR(a)	30,654	$976,636
Foresight Group Holdings Ltd	177,466	1,190,725
FRP Advisory Group PLC	566,926	947,203
Gamma Communications PLC	32,264	616,259
GlobalData PLC	337,000	931,310
Halma plc(a)	9,762	334,091
Impax Asset Management Group P	204,922	1,072,804
Intermediate Capital Group PLC	14,849	419,078
JTC plc(b)(c)	159,490	2,155,553
Keystone Law Group PLC	82,683	700,370
Marex Group PLC(a)	46,575	995,774
Marlowe plc(a)	167,676	948,802
Pensionbee Group PLC(a)	247,733	523,812
Petershill Partners PLC(a)(b)(c)	530,908	1,508,976
Pets at Home Group PLC	311,295	1,227,590
Pollen Street Group Ltd	55,700	507,671
Raspberry PI Ltd(a)	74,466	361,806
Safestore Holdings PLC(a)	45,465	472,376
Softcat PLC(a)	18,132	379,283
Tatton Asset Mgmt	69,351	618,640
Victorian Plumbing Group PLC(a)	324,921	390,077
Volution Group PLC	121,147	853,056
YouGov PLC(a)	56,987	338,410
		27,381,341
United States — 26.64%
4Imprint Group	5,360	418,473
Advanced Oxygen Therapy(a)	119,607	206,010
Align Technology, Inc.(a)	2,357	546,541
Apollo Global Management, Inc.	6,253	783,563
Ares Management Corporation, CLASS A	7,274	1,114,377
Ashtead Group PLC(a)	7,298	526,602
Atmus Filtration Tech(a)	9,900	305,316
Atricure, Inc.(a)	30,262	652,751
Barrett Business Services, Inc.	27,481	1,001,408
BILL Holdings, Inc.(a)	5,184	258,993
Bio-Techne Corporation	6,692	546,000
Blue Owl Capital, Inc.	43,690	833,168
Bowman Consulting Group Limited(a)	19,687	703,220
Burlington Stores, Inc.(a)	3,230	840,834
Cactus, Inc., Class A	5,052	318,882
Charles River Laboratories International, Inc.(a)	2,844	694,220
Clearwater Analytics Holdings, Inc., CLASS A(a)	37,669	736,429
Cloudflare, Inc., Class A(a)	4,848	375,720
Crocs, Inc.(a)	2,690	361,455
Cross Creek LP(a)(d)	1,000,000	731,724
Datadog, Inc., Class A(a)	2,940	342,334
DexCom, Inc.(a)	5,286	358,497
DigitalOcean Holdings, Inc.(a)	26,034	862,506
Dorman Products, Inc.(a)	8,144	825,558
Elastic N.V.(a)	14,288	1,566,964
Enerpac Tool Group Corporation	13,059	524,972
Ensign Group, Inc. (The)	2,625	369,469
Esquire Financial Holdings, Inc.	18,400	1,134,728

Grandeur Peak Global Reach Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 99.36% (continued)
United States — 26.64% (continued)
Etsy, Inc.(a)	6,572	$428,100
Evercore, Inc., Class A	2,464	616,961
Fastenal Company	4,511	319,153
Five Below, Inc.(a)	15,549	1,131,034
Freshpet, Inc.	2,946	358,528
Frontage Holdings Corp(b)(c)	2,287,500	219,942
Gentex Corporation	18,974	589,332
GitLab, Inc. - Class A(a)	5,944	304,511
Global Industrial Company	7,285	254,101
Goosehead Insurance, Inc., CLASS A(a)	7,860	709,679
GQG Partners Inc	544,101	1,061,923
Hackett Group, Inc. (The)	32,726	892,765
HealthEquity, Inc.(a)	6,663	522,912
HOULIHAN LOKEY, INC.	3,768	566,142
HubSpot, Inc.(a)	790	392,654
Insperity, Inc.	6,663	684,423
Insulet Corporation(a)	2,050	398,418
JFrog Ltd.(a)	39,427	1,520,305
Klaviyo, Inc.(a)	17,232	451,478
Littelfuse, Inc.	5,595	1,494,480
Lululemon Athletica, Inc.(a)	4,682	1,211,045
MarketAxess Holdings, Inc.	3,578	799,791
MaxCyte, Inc.(a)	50,200	240,960
Medpace Holdings, Inc.(a)	802	306,781
Monolithic Power Systems, Inc.	598	516,128
Napco Security Technologies, Inc.(a)	16,027	894,467
Neogen Corporation(a)	42,679	726,823
NV5 Global, Inc.(a)	11,241	1,159,396
Okta, Inc.(a)	6,635	623,292
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,908	381,577
P10 Inc	125,743	1,253,659
PACS Group Inc(a)	21,740	778,293
PagerDuty, Inc.(a)	22,053	461,569
Paycom Software, Inc.(a)	2,233	372,442
Paylocity Holding Corporation(a)	1,722	258,421
Pennant Group, Inc. (The)(a)	5,119	152,597
Perella Weinberg Partners	101,410	1,916,649
Pjt Partners, Inc., Class A	8,898	1,182,900
Qualys, Inc.	9,760	1,455,606
Rexford Industrial Realty, Inc.	8,600	430,946
Shoals Technologies Group, Inc., Class A(a)	87,755	570,408
Silicon Laboratories, Inc.(a)	3,200	384,416
Skechers U.S.A., Inc., Class A(a)	12,509	814,711
Smartsheet, Inc., Class A(a)	17,053	817,862
Tenable Holdings, Inc.(a)	13,972	641,594
Terreno Realty Corporation	6,459	441,861
Texas Roadhouse, Inc.	2,477	432,509
TPG, Inc.	21,488	1,095,673
Tradeweb Markets Inc., Class A	3,737	417,348
UL Solutions, Inc., Class A	8,275	418,136
Ulta Beauty, Inc.(a)	1,095	399,555
	Shares	Fair Value
COMMON STOCKS — 99.36% (continued)
United States — 26.64% (continued)
Yeti Holdings, Inc.(a)	24,409	$1,009,312
Zscaler, Inc.(a)	1,310	234,949
		53,659,231
Vietnam — 1.71%
Asia Commercial Bank JSC	660,675	643,054
FPT Corp	267,738	1,367,277
Vietnam Technological & Comm Joint-stock Bank(a)	1,544,202	1,423,873
		3,434,204
Total Common Stocks (Cost $164,926,055)		200,075,451

PREFERRED STOCKS — 0.49%
United States — 0.49%
Gusto Inc. Preferred Series E(a)(d)	32,241	980,126

Total Preferred Stocks (Cost $979,976)		980,126

Total Investments — 99.85% (Cost $165,906,031)		201,055,577

Other Assets in Excess of Liabilities — 0.15%		311,111

NET ASSETS — 100.00%		$201,366,688

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, these securities had a total aggregate market value of $8,678,304, representing 4.31% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2024, the aggregate market value of these securities was $10,774,482, representing 5.35% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets.

Grandeur Peak Global Reach Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

Sector Composition (July 31, 2024)
Technology	28.8%
Financials	18.3%
Industrials	14.3%
Consumer Discretionary	13.2%
Health Care	10.4%
Consumer Staples	5.9%
Communications	3.1%
Materials	2.0%
Real Estate	1.3%
Energy	1.3%
Utilities	0.8%
Listed Private Equity Investments	0.4%
Other Assets in Excess of Liabilities	0.2%
Total	100%

Industry Composition (July 31, 2024)
Application Software	9.9%
It Services	6.9%
Investment Management	4.9%
Private Equity	4.3%
Professional Services	3.5%
Food & Drug Stores	2.5%
Banks	2.5%
Institutional Brokerage	2.5%
Auto Parts	2.4%
Mass Merchants	2.3%
Specialty & Generic Pharma	2.3%
Infrastructure Software	2.2%
Health Care Services	2.0%
Home Products Stores	2.0%
Other Commercial Support Services	1.9%
Wealth Management	1.7%
Specialty Apparel Stores	1.7%
Electrical Components	1.6%
Semiconductor Mfg	1.6%
Internet Media & Services	1.6%
Industrial Wholesale & Rental	1.6%
Semiconductor Devices	1.6%
Medical Equipment	1.4%
Communications Equipment	1.3%
Information Services	1.3%
Life Science & Diagnostics	1.3%
Health Care Supplies	1.3%
Health Care Facilities	1.2%
Electronics Components	1.1%
Online Marketplace	1.1%
Other Spec Retail - Discr	1.1%
Exploration & Production	1.0%
Specialty Technology Hardware	1.0%
Apparel, Footwear & Acc Design	1.0%
Other Industries (each less than 1%)	22.2%
Other Assets in Excess of Liabilities	0.2%
Total	100%